UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended June 30, 2007

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
                              [ ] is a restatement.
                              [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name: Riverpark Capital LLC

Address: 156 West 56th Street, 24th Floor, New York, NY 10019

Form 13F File Number:  28-12106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name: Alan Leibel

Title: Chief Financial Officer

Phone: (212) 484-2108

Signature, Place, and Date of Signing:

/s/ Alan Leibel                  New York, NY                  08/14/07
     (Name)                     (City, State)                   (Date)


REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     39 Items

Form 13F Information Table Value Total:     $599,685(thousands)

List of Other Included Managers:     Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                                                           Voting
                                                              Market Value    Shares     Sh/    Invstmt   Authority
Name of Issuer                   Title of Class      CUSIP    (X $1,000)     Prn Amt.    Prn    Discretn    Sole
AMERICAN EXPRESS CO                   COM          025816109     148,936      2,434,388  SH     Sole      2,434,388
AMERICAN TOWER CORPORATION            CL A         029912201       4,038         96,141  SH     Sole         96,141
APPLE INC                             COM          037833100       2,121         17,378  SH     Sole         17,378
BED BATH & BEYOND INC                 COM          075896100       4,482        124,522  SH     Sole        124,522
BEST BUY INC                          COM          086516101      10,170        217,904  SH     Sole        217,904
BURGER KING HOLDINGS INC              COM          121208201       9,524        361,576  SH     Sole        361,576
CARNIVAL CORPORATION               Paired CTF      143658300      10,025        205,554  SH     Sole        205,554
CELL GENESYS INC                      COM          150921104       2,580        770,035  SH     Sole        770,035
CHICAGO MERCANTILE HLDGS INC          CL A         167760107       2,776          5,195  SH     Sole          5,195
COACH INC                             COM          189754104       3,784         79,855  SH     Sole         79,855
COMCAST CORPORATION NEW             CL A SPL       20030N200      75,457      2,698,764  SH     Sole      2,698,764
COVANTA HOLDING CORP                  COM          22282E102       1,970         79,930  SH     Sole         79,930
DISCOVERY HOLDING CO                CL A COM       25468Y107       2,551        110,955  SH     Sole        110,955
E TRADE FINANCIAL CORPORATION         COM          269246104       4,145        187,620  SH     Sole        187,620
EAGLE MATERIALS INC                   COM          26969P108       1,295         26,400  SH     Sole         26,400
EBAY INC                              COM          278642103       2,457         76,350  SH     Sole         76,350
E M C CORPORATION MASS                COM          268648102       4,853        268,130  SH     Sole        268,130
EQUINIX INC                         COM NEW        29444U502       7,283         79,627  SH     Sole         79,627
FIDELITY NATIONAL FINANCIAL           CL A         31620R105       2,700        113,920  SH     Sole        113,920
GOLDMAN SACHS GROUP INC               COM          38141G104     112,053        516,968  SH     Sole        516,968
GOOGLE INC                            CL A         38259P508       6,032         11,540  SH     Sole         11,540
GRUBB & ELLIS COMPANY            COM PAR $0.01     400095204       2,892        249,292  SH     Sole        249,292
ICONIX BRAND GROUP INC                COM          451055107       3,238        145,716  SH     Sole        145,716
IRON MOUNTAIN INC                     COM          462846106       2,892        110,695  SH     Sole        110,695
LAMAR ADVERTISING CO                  CL A         512815101       2,857         45,520  SH     Sole         45,520
LAS VEGAS SANDS CORP                  COM          517834107       2,882         37,725  SH     Sole         37,725
MASTERCARD INCORPORATED               CL A         57636Q104       3,200         19,295  SH     Sole         19,295
MONSTER WORLDWIDE INC                 COM          611742107       3,168         77,078  SH     Sole         77,078
MOVE INC COM                          COM          62458M108       2,356        525,905  SH     Sole        525,905
NATIONAL CINEMEDIA, INC               COM          635309107       2,111         75,370  SH     Sole         75,370
PRICELINE COM INC                   COM NEW        741503403       2,609         37,950  SH     Sole         37,950
SCHWAB CHARLES CORPORATION NEW        COM          808513105     119,942      5,845,105  SH     Sole      5,845,105
SKILLSOFT PUBLIC                 SPONSORED ADR     830928107       6,650        715,826  SH     Sole        715,826
STANLEY INC                           COM          854532108         629         35,700  SH     Sole         35,700
TARGET CORP                           COM          87612E106       5,773         90,765  SH     Sole         90,765
TERREMARK WORLDWIDE INC             COM NEW        881448203       4,064        630,150  SH     Sole        630,150
TRAVELZOO INC                         COM          89421Q106       1,614         60,690  SH     Sole         60,690
VAIL RESORTS INC                      COM          91879Q109       5,235         86,010  SH     Sole         86,010
VORNADO RLTY TR                    SH BEN INT      929042109       8,342         75,949  SH     Sole         75,949
                                                                 599,685     17,347,493                  17,347,493